Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets Staked by Significant Borrowing Counterparty (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jan. 01, 2024 USD ($)
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Number of coins staked	38,316,881.6517	63,334,510.7602
Fair Value (in Dollars)	$ 38,986,741	$ 240,031,645	$ 23,078,945
Fair Value Share	100.00%	100.00%
Bottom of range [member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	1.24%	2.95%
Top of range [member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	14.93%	9.70%
Switzerland [Member] | Counterparty H [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Number of coins staked	23,634,179.8442
Fair Value (in Dollars)	$ 5,097,352
Fair Value Share	13.00%
Switzerland [Member] | Self custody [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Number of coins staked	14,682,669.8053	5,369,071.6219
Fair Value (in Dollars)	$ 33,793,726	$ 189,550,751
Fair Value Share	87.00%	79.00%
Switzerland [Member] | Counterparty B [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates		2.95%
Number of coins staked		57,965,407.1383
Fair Value (in Dollars)		$ 50,371,939
Fair Value Share		21.00%
Switzerland [Member] | Bottom of range [member] | Counterparty H [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	2.76%
Switzerland [Member] | Bottom of range [member] | Self custody [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	2.30%	3.00%
Switzerland [Member] | Top of range [member] | Counterparty H [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	7.67%
Switzerland [Member] | Top of range [member] | Self custody [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	14.28%	8.02%
United States [Member] | Counterparty M [Member]
Schedule of Digital Assets Staked by Significant Borrowing Counterparty [Line Items]
Interest rates	2.87%	4.00%
Number of coins staked	32.0023	32
Fair Value (in Dollars)	$ 95,663	$ 108,955
Fair Value Share	0.00%	0.00%